5. Investments (September 30, 2019)	9 Months Ended
Sep. 30, 2019
Investments, All Other Investments [Abstract]
Investments

Note 5 – Investments

The Company’s investments consist of the following:

	September 30, 2019	December 31, 2018
	(unaudited)
Investment in ESA	$1,138,631	$500,000
TV Azteca Investment	3,500,000	–
	$4,638,631	$500,000

As of September 30, 2019, the Company owns a 25% non-voting membership interest in Esports Arena, LLC (“ESA”) and ESA’s wholly owned subsidiary. The investment is accounted for as a cost method investment, since the Company does not have the ability to exercise significant influence over the operating and financial policies of ESA.

During January 2019, the Company contributed $1,238,631 to ESA, in order to fulfill the remainder of its funding commitment to ESA. The Company recognized an immediate impairment of $600,000 related to this funding.

In August 2019, the Company paid $3,500,000 to TV Azteca, S.A.B. DE C.V., a Grupo Salinas company (“TV Azteca”), in connection with a Strategic Investment Agreement with TV Azteca in order to expand the Allied Esports brand into Mexico. See Note 11 – Commitments and Contingencies, Investment Agreements for additional details.